Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments	1
Net sales	$ 1,301,984	$ 1,254,456	$ 1,169,747
Long-lived assets	445,044	418,932
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	25,200	23,700	23,900
Long-lived assets	$ 1,100	$ 400